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American Funds Tax-Aware Conservative Growth and Income Portfolio
American Funds® Tax-Aware Conservative Growth and Income Portfolio
Prospectus Supplement October 1, 2023

For the following series with prospectuses dated January 1, 2023 (as supplemented to date):

American Funds College Target Date Series®

American Funds® Portfolio Series

American Funds® Tax-Aware Conservative Growth and Income Portfolio

American Funds® Preservation Portfolio

American Funds® Tax-Exempt Preservation Portfolio

American Funds Target Date Retirement Series®

1. The “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Tax-Aware Conservative Growth and Income Portfolio within the American Funds Portfolio Series is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Tax-Aware Conservative Growth and Income Portfolio	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.